The Jensen Portfolio - Class J Shares

February 28, 2007

Supplement dated February 28, 2007
to the Prospectus dated September 28, 2006

Robert D. McIver has been appointed as President of The Jensen Portfolio, Inc. (the “Fund”) and President of the Fund’s investment adviser, Jensen Investment Management, Inc. (the “Investment Adviser”). On February 28, 2007, Gary Hibler retired from the Investment Adviser, resigning as President of the Fund, President of the Investment Adviser and as a member of the Investment Adviser’s board of directors. As a result of his retirement, Mr. Hibler sold his entire equity interest in the Investment Adviser back to the Investment Adviser, effective as of this date. As a result of his retirement and resignation from the Investment Adviser, Mr. Hibler is no longer a member of the Investment Adviser’s five-person investment committee which is responsible for the Fund’s investment decisions. Mr. Hibler will, however, remain a member of the Fund’s board of directors. Accordingly, the prospectus is hereby amended by deleting all references to Mr. Hibler as an officer of the Fund and a member of the Investment Adviser’s investment committee. In addition, the prospectus is hereby amended to add to the biographical description of Robert D. McIver that he is the President of the Investment Adviser and the President of the Fund.

As a result of Mr. Hibler’s retirement and redemption of his entire equity interest in the Investment Adviser, each of Robert Zagunis and Bob Millen, two of the Investment Adviser’s principals and members of its investment committee, are now presumed to be a control person of the Investment Adviser. Mr. Zagunis and Mr. Millen’s percentage ownership of the Investment Adviser have increased to 31% and 29%, respectively. With the exception of Mr. Hibler, the Investment Adviser’s investment committee responsible for managing the Fund has not changed. Accordingly, the Statement of Additional Information is hereby amended by deleting all references to Mr. Hibler as an officer of the Fund and the Investment Adviser, a portfolio manager of the Adviser, and a member of the Investment Adviser’s investment committee. In addition, the Statement of Additional Information is hereby amended so that all references to the President of the Fund and the Investment Adviser name Robert D. McIver as President.

At a special meeting of shareholders on December 13, 2006, a majority of shareholders of record of the Fund (as of September 7, 2006) approved a new investment advisory contract between the Fund and the Fund’s Investment Adviser. The new investment advisory agreement is effective February 28, 2007. There are no changes in the investment advisory fees to be paid by the Fund or the services provided by the Investment Adviser under the new investment advisory contract.

Please Retain this Supplement for Future Reference

The Jensen Portfolio - Class I Shares

February 28, 2007

Supplement dated February 28, 2007
to the Prospectus dated September 28, 2006

Robert D. McIver has been appointed as President of The Jensen Portfolio, Inc. (the “Fund”) and President of the Fund’s investment adviser, Jensen Investment Management, Inc. (the “Investment Adviser”). On February 28, 2007, Gary Hibler retired from the Investment Adviser, resigning as President of the Fund, President of the Investment Adviser and as a member of the Investment Adviser’s board of directors. As a result of his retirement, Mr. Hibler sold his entire equity interest in the Investment Adviser back to the Investment Adviser, effective as of this date. As a result of his retirement and resignation from the Investment Adviser, Mr. Hibler is no longer a member of the Investment Adviser’s five-person investment committee which is responsible for the Fund’s investment decisions. Mr. Hibler will, however, remain a member of the Fund’s board of directors. Accordingly, the prospectus is hereby amended by deleting all references to Mr. Hibler as an officer of the Fund and a member of the Investment Adviser’s investment committee. In addition, the prospectus is hereby amended to add to the biographical description of Robert D. McIver that he is the President of the Investment Adviser and the President of the Fund.

As a result of Mr. Hibler’s retirement and redemption of his entire equity interest in the Investment Adviser, each of Robert Zagunis and Bob Millen, two of the Investment Adviser’s principals and members of its investment committee, are now presumed to be a control person of the Investment Adviser. Mr. Zagunis and Mr. Millen’s percentage ownership of the Investment Adviser have increased to 31% and 29%, respectively. With the exception of Mr. Hibler, the Investment Adviser’s investment committee responsible for managing the Fund has not changed. Accordingly, the Statement of Additional Information is hereby amended by deleting all references to Mr. Hibler as an officer of the Fund and the Investment Adviser, a portfolio manager of the Adviser, and a member of the Investment Adviser’s investment committee. In addition, the Statement of Additional Information is hereby amended so that all references to the President of the Fund and the Investment Adviser name Robert D. McIver as President.

At a special meeting of shareholders on December 13, 2006, a majority of shareholders of record of the Fund (as of September 7, 2006) approved a new investment advisory contract between the Fund and the Fund’s Investment Adviser. The new investment advisory agreement is effective February 28, 2007. There are no changes in the investment advisory fees to be paid by the Fund or the services provided by the Investment Adviser under the new investment advisory contract.

Please Retain this Supplement for Future Reference

The Jensen Portfolio - Class R Shares

February 28, 2007

Supplement dated February 28, 2007
to the Prospectus dated September 28, 2006

Robert D. McIver has been appointed as President of The Jensen Portfolio, Inc. (the “Fund”) and President of the Fund’s investment adviser, Jensen Investment Management, Inc. (the “Investment Adviser”). On February 28, 2007, Gary Hibler retired from the Investment Adviser, resigning as President of the Fund, President of the Investment Adviser and as a member of the Investment Adviser’s board of directors. As a result of his retirement, Mr. Hibler sold his entire equity interest in the Investment Adviser back to the Investment Adviser, effective as of this date. As a result of his retirement and resignation from the Investment Adviser, Mr. Hibler is no longer a member of the Investment Adviser’s five-person investment committee which is responsible for the Fund’s investment decisions. Mr. Hibler will, however, remain a member of the Fund’s board of directors. Accordingly, the prospectus is hereby amended by deleting all references to Mr. Hibler as an officer of the Fund and a member of the Investment Adviser’s investment committee. In addition, the prospectus is hereby amended to add to the biographical description of Robert D. McIver that he is the President of the Investment Adviser and the President of the Fund.

As a result of Mr. Hibler’s retirement and redemption of his entire equity interest in the Investment Adviser, each of Robert Zagunis and Bob Millen, two of the Investment Adviser’s principals and members of its investment committee, are now presumed to be a control person of the Investment Adviser. Mr. Zagunis and Mr. Millen’s percentage ownership of the Investment Adviser have increased to 31% and 29%, respectively. With the exception of Mr. Hibler, the Investment Adviser’s investment committee responsible for managing the Fund has not changed. Accordingly, the Statement of Additional Information is hereby amended by deleting all references to Mr. Hibler as an officer of the Fund and the Investment Adviser, a portfolio manager of the Adviser, and a member of the Investment Adviser’s investment committee. In addition, the Statement of Additional Information is hereby amended so that all references to the President of the Fund and the Investment Adviser name Robert D. McIver as President.

At a special meeting of shareholders on December 13, 2006, a majority of shareholders of record of the Fund (as of September 7, 2006) approved a new investment advisory contract between the Fund and the Fund’s Investment Adviser. The new investment advisory agreement is effective February 28, 2007. There are no changes in the investment advisory fees to be paid by the Fund or the services provided by the Investment Adviser under the new investment advisory contract.

Please Retain this Supplement for Future Reference